Loans and Financings - Analysis by index (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and Financings
Current	$ 40,841	$ 62,601
Non-current	1,406,458	1,081,784
Total	1,447,299	1,144,385	$ 1,056,210
Fixed rate
Loans and Financings
Current	11,192	6,466
Non-current	1,038,459	346,997
Total	1,049,651	353,463
LIBOR
Loans and Financings
Current	610	24,037
Non-current	230,573	662,743
Total	231,183	686,780
TJLP
Loans and Financings
Current	12,509	23,078
Non-current	35,341	41,632
Total	47,850	64,710
UMBNDES
Loans and Financings
Current	3,211	6,042
Non-current	5,496	9,087
Total	8,707	15,129
CDI
Loans and Financings
Current	9,811	504
Non-current	62,632	3,822
Total	72,443	4,326
BNDES Selic
Loans and Financings
Current	3,508	2,474
Non-current	33,957	17,503
Total	$ 37,465	$ 19,977